Note 3 - Summary of Significant Accounting Policies: Concentrations of Credit Risk (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. The Company continually monitors its banking relationships and consequently has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.